Fair Value Measurements - Valuation of Level 3 assets measured at fair value on a non-recurring basis (Details) - Non-Recurring - Level 3	Jun. 30, 2021 USD ($)
Weighted Average [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel, Measurement input	6.38
Windsor Knutsen
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	$ 48,156
Windsor Knutsen | Weighted Average [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel, Measurement input	6.38